Commitments and Contingencies - Summary of Future Minimum Commitments (Detail) - Sports Data License Agreement [Member] $ in Thousands	Jun. 30, 2023 USD ($)
Other Commitments [Line Items]
2023	$ 75,750
2024	176,963
2025	158,512
2026	161,036
2027	175,545
Thereafter	84,686
Total	$ 832,492